Provision for Restructuring and Other Costs (Tables)	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Provision for Restructuring and Other Costs

The changes in the Company’s provision for restructuring and other costs can be summarized as follows:

	Cetrotide(R) onerous contracts	German Restructuring: severance	Total
	$	$	$
Balance – January 1, 2020	396	330	726
Utilization of provision	(25)	(323)	(348)
Change in provision	14	—	14
Impact of foreign exchange rate changes		(7)	(7)
Balance – June 30, 2020	385	—	385
Less current portion	107	—	107
Non-current portion	278	—	278